                           Registration No. 333-85367
                               File No. 811-09551

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-1A/A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /x/


                         Pre-Effective Amendment No. / /

                        Post-Effective Amendment No. /1/


               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940 /x/


                                Amendment No. /8/


                       THE ALLIED OWNERS ACTION FUND INC.
               (Exact Name of Registrant as Specified in Charter)

               372 Central Park West, Suite 9M, New York, NY 10025
              (Address of Principal Executive Officers) (Zip Code)

                                 (212) 865-7023
              (Registrant's Telephone Number, including Area Code)

                           Goodwin, Procter & Hoar LLP
              599 Lexington Avenue - 40th Floor, New York, NY 10022
                                  212-813-8800
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[X] Immediately upon filing pursuant to paragraph (b)


[ ] On______ pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] As soon as practicable after the effective date

[ ] 75 days after filing pursuant to paragraph(a)(2)

[ ] On______ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    SIGNATURE

     Pursuant to the requirements of the 1940 Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of New York and State of New York on the 6th day of June, 2000.


                                             THE ALLIED OWNERS ACTION FUND, INC.

                                             By: /s/ Aaron C. Brown
                                                 ---------------------------
                                                 Aaron C. Brown, President


    Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following person in the capacity and on the date indicated.


Aaron C. Brown, President                                   6/6/00
---------------------------------                          --------
Aaron C. Brown, President                                    Date

Item 23. Exhibits

                                INDEX OF EXHIBITS

DESCRIPTION OF EXHIBIT                                              EXHIBIT NUMBER
Articles of Incorporation..................................................A

By-laws....................................................................B

Instruments Defining Rights of Security Holders............................C

Investment Advisory Contracts..............................................D

Underwriting Contracts.....................................................E*

Bonus or Profit Sharing Contracts..........................................F*

Custodian Agreements.......................................................G

Other Material Contracts...................................................H

Legal Opinion..............................................................I

Other Opinions.............................................................J

Omitted Financial Statements...............................................K*

Initial Capital Agreements.................................................L

Rule 12b-1 Plan............................................................M

Financial Data Schedule....................................................N*

Rule 18f-3 Plan............................................................O*

Code of Ethics.............................................................P


* Not Applicable